REVENUE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
REVENUE

15 REVENUE

The Company’s revenues are primarily derived from the provision of cord blood unit banking and retrieval services (“private blood banking services”). The Company derives revenue from transfer of services over time or at a point in time in the following major type of services.

(a)	Disaggregation of revenue from contracts with customers

	2022	2023	2024
	S$	S$	S$

Over time
Revenue from private blood storage service	-	-	64,214

At a point in time
Revenue from retrieval of private blood service	-	-	5,287

Total	-	-	69,501

(b)	Contract balances

	2023	2024
	S$	S$

Contract liabilities	5,456	107,742

A contract liability is recognized if a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services mainly derived from the private blood banking business. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer.

These liabilities are reported as contract liabilities on a contract by contract basis at the end of each reporting period. Significant changes in the contract liabilities balances during the financial year was mainly arriving from the increases due to cash received, excluding amounts recognized as revenue during the financial year.

(c)	Unsatisfied performance obligations

Management expects that the approximate transaction price allocated to unsatisfied performance obligations as at the end of the reporting periods may be recognized as revenue in the next reporting periods as follows:

	More than 2 years but less than 5 years	More than 5 years but less than 10 years	More than 10 years
	S$	S$	S$
Partially and fully unsatisfied performance obligations as at:
December 31, 2023	-	-	-
December 31, 2024	344,000	250,000	30,000

The management is not disclosing the transaction price allocated to unsatisfied (or partially unsatisfied) performance obligations as at December 31, 2023 and December 31, 2024 that may be recognized as revenue in the next 12 months as permitted under the IFRS 15 due to the aggregated transaction price allocated to the period of these unsatisfied contracts was one year or less, or are billed based on time incurred. These amounts do not include variable consideration, which is subject to significant risk of reversal.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024